Income taxes - Deferred Tax Assets (Liabilities) Continuity (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	$ 14	$ 552
Charged (credited) to consolidated statement of loss	8,143	(191)
Charged (credited) to other comprehensive loss	0	68
Other	87	(415)
Balance at the end of the period	8,244	14
Property and equipment
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	2,978	3,513
Charged (credited) to consolidated statement of loss	13,568	(535)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	16,546	2,978
Intangible assets
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(35,032)	(46,697)
Charged (credited) to consolidated statement of loss	17,503	12,060
Charged (credited) to other comprehensive loss	0	0
Other	0	(395)
Balance at the end of the period	(17,529)	(35,032)
Lease liabilities
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	3,792	5,657
Charged (credited) to consolidated statement of loss	1,283	(1,865)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	5,075	3,792
Lease right-of-use assets
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(2,842)	(4,213)
Charged (credited) to consolidated statement of loss	(1,283)	1,371
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	(4,125)	(2,842)
Non-capital losses carried forward
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	17,852	24,741
Charged (credited) to consolidated statement of loss	(10,684)	(6,889)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	7,168	17,852
Deferred revenue
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	387	421
Charged (credited) to consolidated statement of loss	(48)	(34)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	339	387
Long-term incentive plan
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	8,632	8,844
Charged (credited) to consolidated statement of loss	(6,345)	(212)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	2,287	8,632
Capitalized software technologies
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	9,060	12,535
Charged (credited) to consolidated statement of loss	(2,000)	(3,475)
Charged (credited) to other comprehensive loss	0	0
Other	0	0
Balance at the end of the period	7,060	9,060
Other
Disclosure of deferred tax [Line Items]
Balance at the beginning of the period	(4,813)	(4,249)
Charged (credited) to consolidated statement of loss	(3,851)	(612)
Charged (credited) to other comprehensive loss	0	68
Other	87	(20)
Balance at the end of the period	$ (8,577)	$ (4,813)